Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalent	$ 21,626,000	$ 43,692,000
Restricted cash equivalents	460,000	230,000
Accounts receivable, net of allowances of $109 as of December 31, 2021 and December 31, 2020, respectively	2,060,000	3,575,000
Prepaid expenses and other current assets	2,193,000	1,452,000
Debt issuance cost	1,132,000
Total current assets	27,471,000	48,949,000
Restricted cash equivalents, non-current	736,000	1,060,000
Right-of-use assets	10,291,000
Property and equipment, net	6,155,000	10,435,000
Deferred tax asset	2,169,000	2,282,000
Other assets	2,381,000	911,000
Total Assets	49,203,000	63,637,000
Current liabilities
Accounts payable	3,760,000	3,336,000
Accrued expenses and liabilities	7,298,000	3,411,000
Capital lease obligation, current portion		2,331,000
Operating lease liabilities, current portion	3,281,000
Financing lease liabilities, current portion	1,301,000
Income tax liability	2,737,000	2,953,000
Deferred rent, current portion		414,000
Deferred revenue, current portion	6,042,000	12,078,000
Convertible notes, current portion	29,868,000
Derivative liability	3,488,000
Note payable, current portion	29,964,000
Total current liabilities	87,739,000	24,523,000
Capital lease obligation, net of current portion		1,252,000
Operating lease liabilities, net of current portion	8,611,000
Financing lease liabilities, net of current portion	292,000
Deferred rent, net of current portion		1,511,000
Deferred revenue, net of current portion	14,959,000	19,204,000
Derivative and warrant liability		4,384,000
Convertible notes, net of current portion		13,058,000
Other liabilities	1,336,000	2,371,000
Total liabilities	112,937,000	66,303,000
Commitments and Contingencies
Redeemable convertible preferred stock; $0.0001 par value; 26,316,129 shares authorized; 19,248,537 and 19,132,387 shares issued and outstanding, liquidation preference of $284,826 and $284,047 as of December 31, 2021 and December 31, 2020, respectively	279,503,000	273,687,000
Stockholders’ Deficit:
Common stock, value	1,000	1,000
Additional paid-in-capital	43,491,000	30,836,000
Accumulated other comprehensive loss		(1,000)
Accumulated deficit	(386,729,000)	(307,189,000)
Total Stockholders’ Deficit	(343,237,000)	(276,353,000)
Total Liabilities and Stockholders’ Deficit	49,203,000	63,637,000
Archimedes Tech Spac Partners Co [Member]
Current assets
Cash and cash equivalent	235,295
Prepaid expenses	98,066
Total current assets	333,361
Marketable securities held in Trust Account	133,010,583
Total Assets	133,343,944
Current liabilities
Accrued expenses and liabilities	247,868
Due to related party	1,816	716
Total current liabilities	249,684	716
Warrant liability	247,514
Total liabilities	497,198	716
Commitments and Contingencies
Common stock subject to possible redemption, 13,300,000 shares and 0 shares at redemption value as of December 31, 2021 and 2020, respectively	133,010,583
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, value	416
Additional paid-in-capital	818,347
Accumulated deficit	(982,600)	(716)
Total Stockholders’ Deficit	(163,837)	(716)
Total Liabilities and Stockholders’ Deficit	$ 133,343,944